Note 7 - Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7 – PREMISES AND EQUIPMENT

Year end premises and equipment were as follows:
(In Thousands of Dollars)	2011	2010
Land	$6,186	$6,213
Buildings	33,082	32,546
Furniture, fixtures and equipment	17,951	17,922
Total	57,219	56,681
Less:
Accumulated depreciation	(32,132)	(31,250)
Total	$25,087	$25,431

Depreciation expense was $2,062,000, $2,261,000, and $2,675,000 for 2011, 2010, and 2009. Facility rent expense was $377,000 in 2011 compared with $403,000 for 2010, and $356,000 for 2009. Equipment rent expense was $250,000 in 2011 compared with $252,000 for 2010, and $279,000 for 2009. Rental commitments for the next five years under non-cancelable operating leases were as follows (before considering renewal options that generally are present):

(In Thousands of Dollars)
	Facilities	Equipment	Total
2012	$362	$97	$459
2013	371	7	378
2014	161	3	164
2015	110	2	112
2016	102	0	102
Total	$1,106	$109	$1,215